Restatement of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Archimedes Tech Spac Partners Co [Member]
Restatement of Prior Period Financial Statements (Tables) [Line Items]
Schedule of revision on the company’s financial statements
	As Previously Reported	Adjustments	As Restated
Audited Balance Sheet at March 15, 2021
Warrant Liabilities	$—	$253,413	$253,413
Total Liabilities	591,387	254,413	844,800
Common stock subject to possible redemption	116,095,120	3,904,880	120,000,000
Common stock	465	(39)	426
Additional paid-in capital	5,004,068	(4,158,254)	845,814
Total Stockholder’s Equity	5,000,003	(4,158,293)	841,710

Unaudited Balance Sheet at March 31, 2021
Common stock subject to possible redemption	$128,744,590	$4,255,935	$133,000,525
Common stock	459	(43)	416
Additional paid-in capital	5,084,297	(4,255,892)	828,405

Unaudited Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption	2,059,408	247,259	2,306,667
Basic and diluted weighted average shares outstanding, common stock	3,856,614	(514,481)	3,342,133
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.00	$3.41	$3.41
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(0.02)	$(2.36)	$(2.38)

Unaudited Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$—	$4,779,936	$4,779,936
Accretion of common stock to redemption value	$—	$(13,366,023)	$(13,366,023)

Unaudited Statement of Cash Flows for the three months ended March 31, 2021
Supplemental disclosure of cash flow information
Initial value of common stock subject to possible redemption	$115,841,700	$8,572,213	$124,413,913
Change in value of common stock subject to possible redemption	$12,902,890	$(12,902,365)	$—
Reclassification of offering costs related to public shares	$—	$(4,779,936)	$(4,779,936)
Accretion of common stock to redemption value	$—	$13,366,023	$13,366,023
Accretion of common stock to redemption value (interest earned on trust account)	$—	$525	$525
	As Previously Reported	Adjustments	As Restated
Unaudited Statement of Operations for the six months ended June 30, 2021
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.46	$0.08	$0.54
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(1.00)	$(0.17)	$(1.17)

Unaudited Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$2,886,166	$1,893,770	$4,779,936
Accretion of common stock to redemption value	$(11,472,253)	$(1,893,770)	$(13,366,023)

Unaudited Statement of Cash Flows for the six months ended June 30, 2021
Reclassification of offering costs related to public shares	$(2,886,166)	$(1,893,770)	$(4,779,936)
Accretion of common stock to redemption value	$11,472,253	$1,893,770	$13,366,023

Unaudited Statement of Operations for the nine months ended September 30, 2021
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.31	$0.06	$0.37
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(0.87)	$(0.14)	$(1.01)

Unaudited Statement of Changes in Stockholders’ Equity for the nine months ended September 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$2,886,166	$1,893,770	$4,779,936
Accretion of common stock to redemption value	$(11,472,253)	$(1,893,770)	$(13,366,023)

Unaudited Statement of Cash Flows for the nine months ended September 30, 2021
Reclassification of offering costs related to public shares	$(2,886,166)	$(1,893,770)	$(4,779,936)
Accretion of common stock to redemption value	$11,472,253	$1,893,770	$13,366,023